Financial Risk Management - Credit Risk - Related Derivative Contract Counterparties (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total derivative assets	$ 85.2	$ 168.2
Obligations that may be offset under net settlement arrangements	(19.2)	(83.4)
Fair value of collateral deposited for the benefit of the company	(14.2)	(17.9)
Excess collateral pledged by the company in favour of counterparties	1.9	26.1
Initial margin not held in segregated third party custodian accounts	0.0	2.0
Net derivative counterparty exposure after net settlement and collateral arrangements	$ 53.7	$ 95.0